AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.4%
	COMPUTERS — 1.3%
2,316	Zscaler, Inc.*	$445,112
	INTERNET — 11.3%
3,030	Alphabet, Inc. - Class C	555,763
7,486	Amazon.com, Inc.*	1,446,669
389	JD.com, Inc. - Class A	5,147
39,520	Meituan - Class B*,1	562,373
1,364	Meta Platforms, Inc. - Class A	687,756
3,185	Sea Ltd. - ADR*	227,473
5,598	Tencent Holdings Ltd.	267,015
		3,752,196
	REAL ESTATE — 1.6%
37,169	KE Holdings, Inc. - ADR	525,942
	SEMICONDUCTORS — 40.9%
12,180	Advanced Micro Devices, Inc.*	1,975,718
1,107	ASML Holding N.V.	1,132,162
709	Broadcom, Inc.	1,138,321
8,734	MACOM Technology Solutions Holdings, Inc.*	973,579
2,548	Micron Technology, Inc.	335,139
50,704	NVIDIA Corp.	6,263,972
9,882	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,717,590
		13,536,481
	SOFTWARE — 25.3%
505	Adobe, Inc.*	280,548
7,602	Cloudflare, Inc. - Class A*	629,674
6,634	Confluent, Inc. - Class A*	195,902
1,325	Datadog, Inc. - Class A*	171,839
45,076	Gaotu Techedu, Inc. - ADR*	220,872
444	HubSpot, Inc.*	261,867
7,077	Microsoft Corp.	3,163,065
1,742	MongoDB, Inc.*	435,430
1,945	Oracle Corp.	274,634
385	ServiceNow, Inc.*	302,868
5,816	Snowflake, Inc. - Class A*	785,683
2,378	Synopsys, Inc.*	1,415,053
1,451	Take-Two Interactive Software, Inc.*	225,616
		8,363,051
	TOTAL COMMON STOCKS
	(Cost $20,625,698)	26,622,782

AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 1.9%
7,022	iShares 20+ Year Treasury Bond ETF	$644,479
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $715,594)	644,479
	TOTAL INVESTMENTS — 82.3%
	(Cost $21,341,292)	27,267,261
	Other Assets in Excess of Liabilities — 17.7%	5,848,025
	TOTAL NET ASSETS — 100.0%	$33,115,286

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $562,373, which represents 1.7% of total net assets of the Fund.